Logan Capital Broad Innovative Growth ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Capital Goods - 8.6%
Eaton Corp. PLC	1,096	$334,050
Fastenal Co.	21,067	1,490,490
Hubbell, Inc.	1,349	533,732
Lincoln Electric Holdings, Inc.	5,238	1,075,937
Nordson Corp.	2,785	697,169
United Rentals, Inc.	2,286	1,730,731
		5,862,109

Commercial & Professional Services - 5.7%
Cintas Corp.	2,437	1,861,722
Copart, Inc. (a)	21,203	1,109,553
Insperity, Inc.	4,032	414,167
Paycom Software, Inc.	2,826	471,348
		3,856,790

Consumer Discretionary Distribution & Retail - 15.2%
Amazon.com, Inc. (a)	15,754	2,945,683
Burlington Stores, Inc. (a)	4,828	1,256,825
Dick's Sporting Goods, Inc.	11,273	2,438,914
Home Depot, Inc.	1,687	621,086
Lithia Motors, Inc.	3,516	971,576
Pool Corp.	936	350,101
RH (a)	856	248,308
Williams-Sonoma, Inc.	9,360	1,447,805
		10,280,298

Consumer Durables & Apparel - 2.4%
Deckers Outdoor Corp. (a)	1,309	1,207,723
Lululemon Athletica, Inc. (a)	1,531	396,008
		1,603,731

Consumer Services - 3.5%
Marriott International, Inc. - Class A	2,615	594,390
Starbucks Corp.	9,646	751,906
Texas Roadhouse, Inc.	5,781	1,009,420
		2,355,716

Financial Services - 6.9%
Coinbase Global, Inc. - Class A (a)	4,328	971,030
LPL Financial Holdings, Inc.	2,058	455,888
MasterCard, Inc. - Class A	6,562	3,042,865
OneMain Holdings, Inc.	4,689	245,047
		4,714,830

Food, Beverage & Tobacco - 1.3%
Lamb Weston Holdings, Inc.	3,777	226,696
Monster Beverage Corp. (a)	12,436	639,832
		866,528

Household & Personal Products - 0.9%
elf Beauty, Inc. (a)	3,447	594,883

Materials - 2.6%
Graphic Packaging Holding Co.	23,629	711,233
Sherwin-Williams Co.	3,088	1,083,270
		1,794,503

Media & Entertainment - 15.5%
Alphabet, Inc. - Class A	11,008	1,888,313
Alphabet, Inc. - Class C	7,686	1,330,831
Electronic Arts, Inc.	6,082	918,017
Meta Platforms, Inc. - Class A	5,169	2,454,396
Netflix, Inc. (a)	4,629	2,908,632
Trade Desk, Inc. - Class A (a)	11,189	1,005,667
		10,505,856

Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
Agilent Technologies, Inc.	4,812	680,417
Charles River Laboratories International, Inc. (a)	1,608	392,513
IQVIA Holdings, Inc. (a)	2,643	650,786
Mettler-Toledo International, Inc. (a)	993	1,510,383
Waters Corp. (a)	2,668	897,195
Zoetis, Inc.	2,517	453,160
		4,584,454

Semiconductors & Semiconductor Equipment - 9.6%
Broadcom, Inc.	17,940	2,882,599
KLA Corp.	4,406	3,626,447
		6,509,046

Software & Services - 3.9%
Accenture PLC - Class A	2,254	745,218
Adobe Systems, Inc. (a)	1,619	893,121
AppLovin Corp. - Class A (a)	13,150	1,013,865
		2,652,204

Technology Hardware & Equipment - 13.8%
Amphenol Corp. - Class A	45,024	2,893,242
Apple, Inc.	15,278	3,392,938
Arista Networks, Inc. (a)	3,343	1,158,517
IPG Photonics Corp. (a)	2,540	204,216
Logitech International SA	6,517	590,245
Trimble, Inc. (a)	6,048	329,858
Zebra Technologies Corp. - Class A (a)	2,306	809,844
		9,378,860

Transportation - 2.3%
Old Dominion Freight Line, Inc.	7,448	1,565,421
TOTAL COMMON STOCKS (Cost $23,193,592)		67,125,229

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Fidelity Government Portfolio - Class Institutional, 5.21% (b)	739,326	739,326
TOTAL SHORT-TERM INVESTMENTS (Cost $739,326)		739,326

TOTAL INVESTMENTS - 100.1% (Cost $23,932,918)		67,864,555
Liabilities in Excess of Other Assets - (0.1)%		(55,009)
TOTAL NET ASSETS - 100.0%		$67,809,546

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Logan Capital Broad Innovative Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$67,125,229	$–	$–	$67,125,229
Money Market Funds	739,326	–	–	739,326
Total Investments	$67,864,555	$–	$–	$67,864,555

Refer to the Schedule of Investments for further disaggregation of investment categories.